SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

Series A Preferred Stock Offering

On August 14, 2020, the Company entered into securities purchase agreements (the “Purchase Agreements”) with certain purchasers (the “Investors”), which provided for the sale of an aggregate of $3.0 million of the Company’s Series A Convertible Preferred Stock (the “Series A Preferred”) at a cash purchase price of $2.00 per share (the “Purchase Price”) (the “Offering”). On August 14, 2020, pursuant to the Purchase Agreements, the Company issued an aggregate of 1,500,000 shares of Series A Preferred to the Investors (the “Closing”). In connection with the Closing, Eric Brock, the Company’s Chief Executive Officer purchased 157,500 shares of Series A Preferred. The aggregate gross proceeds to the Company from the Closing was $3.0 million. After payment of offering expenses, the net proceeds to the Company from the Closing was approximately $2.9 million.

Pursuant to the Purchase Agreements, the Company has agreed to indemnify the Investors for liabilities arising out of or relating to (i) any breach of any of the representations, warranties, covenants or agreements made by the Company or its subsidiary in the Purchase Agreements or related documents or (ii) any action instituted against an Investor with respect to the Offering, subject to certain exceptions. The Purchase Agreements also contains customary representations and warranties and covenants of the Company and was subject to customary closing conditions.

The Series A Preferred were offered and sold exclusively to accredited investors in a transaction exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), as a transaction not involving a public offering, pursuant to Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated thereunder. The Investors represented their intentions to acquire the securities for investment only and not with a view to or for sale in connection with any distribution thereof, and appropriate legends were placed upon the stock certificates and book entry statements issued in the transaction. The offer and sale of the securities were made without any general solicitation or advertising.

Certificate of Designation Series A Preferred Stock

In connection with the Closing on August 14, 2020, the Company filed a Certificate of Designation with the State of Nevada to designated 5,000,000 shares of the Company’s preferred stock as Series A Preferred. Shares of Series A Preferred rank pari passu with the Company’s common stock, except that holders of Series A Preferred shall have certain liquidation preferences as set forth in the Certificate of Designation and the holders of the Series A Preferred are not entitled to vote on any matters presented to the stockholder of the Company. The Certificate of Designation became effective on the Closing Date.

The Series A Preferred is convertible at a holder’s election any time beginning six months from the Closing into shares of the Company’s common stock at an initial conversion price equal to the Purchase Price, subject to certain adjustments described below, so that, initially, each share of Series A Preferred shall be convertible into one (1) share of the Company’s common stock. Also, the Series A Preferred will be automatically converted into the Company’s common stock (a “Mandatory Conversion”), at the then applicable conversion price, in the event of an equity offering of shares of the Company’s common stock resulting in the Company uplisting to a national securities exchange (provided that if the per share offering price in such offering is less than the then applicable conversion price for the Series A Preferred, the Series A Preferred will automatically convert based on the offering price in such offering).

In the event of any stock split, stock dividend, or stock combination, the number of shares deliverable and the conversion price of the Series A Preferred will be appropriately adjusted. In the event a Mandatory Conversion is triggered, if the offering price on the date such Mandatory Conversion is triggered is less than a 25% premium to the Purchase Price, the Company will issue additional shares of the Company’s common stock for each outstanding share of Series A Preferred to ensure the effective conversion price equals a 25% discount to the Purchase Price.

Also, for a period of one year from the date of the Purchase Agreements, if the Company undertakes an underwritten public equity offering, the holders of Series A Preferred will enter into a lock-up agreement with respect to the sale of the Series A Preferred and the Company’s common stock underlying such Series A Preferred as may be reasonably requested by the Company or the Company’s underwriter for such public equity offering.

NOTE 13 – SUBSEQUENT EVENTS

On November 11, 2013, the Company entered into a three-year lease agreement for office space at 687 North Pastoria Avenue, Sunnyvale, California expiring on December 31, (the “North Pastoria Lease”). On October 16, 2017, the Company extended the lease agreement for an additional three years with an expiration date of December 31, 2020 (“2018 Extension”). On January 24, 2020, the Company and a third party (the “Sublessee”) entered a Sublease agreement (the “Sublease”), wherein the Sublessee will occupy the premises for the remainder of the term of the 2018 Extension. The Sublessee will make payments total $106,323 ($9,666 per month) for the remaining 11 months.

Between April 16 and December 31, 2019, we accrued $141,667 for salary owed during 2019 to Mr. Brock, the Company’s Chief Executive Officer. On March 12, 2020, Mr. Brock waived accrued payroll amounts in the amount of $141,667.

On March 12, 2020, Stewart Kantor, the Company’s Chief Financial Officer, waived accrued payroll amounts in the amount of $8,334.